Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of changes in accounting policies, accounting estimates and errors [Abstract]
Disclosure of detailed information about property, plant and equipment
Estimated useful lives of the components of depreciable assets, categorized by asset class, are as follows:

Coal generation	2-12 years
Gas generation	2-30 years
Hydro generation	3-60 years
Wind generation	3-30 years
Mining property and equipment	2-12 years
Capital spares and other	2-30 years
A reconciliation of the changes in the carrying amount of PP&E is as follows:

	Land	Coal generation	Gas generation	Renewable generation	Mining property and equipment	Assets under construction	Capital spares and other(1)	Total
Cost
As at Dec. 31, 2016	95	5,876	1,525	3,212	1,265	407	393	12,773
Additions	—	—	—	—	—	334	4	338
Additions - finance lease	—	—	—	—	14	—	—	14
Disposals	—	—	(16)	(1)	(1)	—	(1)	(19)
Impairment charge - Sundance Unit 1 (Note 4)	—	(20)	—	—	—	—	—	(20)
Revisions and additions to decommissioning and restoration costs	—	82	12	15	42	—	—	151
Retirement of assets	—	(84)	(3)	(4)	(22)	—	(6)	(119)
Change in foreign exchange rates	(1)	(87)	3	(23)	(7)	(2)	(2)	(119)
Transfers(2)(3)	1	121	461	29	24	(644)	(18)	(26)
As at Dec. 31, 2017	95	5,888	1,982	3,228	1,315	95	370	12,973
Additions(4)	—	—	—	1	—	275	8	284
Additions - finance lease	—	—	—	—	10	—	—	10
Disposals	(3)	—	—	—	(1)	—	(3)	(7)
Impairment charges (Note 7)	—	(38)	—	(11)	—	—	—	(49)
Revisions and additions to decommissioning and restoration costs	—	(12)	(1)	(3)	(16)	—	—	(32)
Retirement of assets	—	(47)	(17)	(6)	(16)	—	(4)	(90)
Change in foreign exchange rates	2	105	(13)	26	7	4	—	131
Transfers	—	41	13	51	39	(174)	12	(18)
As at Dec. 31, 2018	94	5,937	1,964	3,286	1,338	200	383	13,202

Accumulated depreciation
As at Dec. 31, 2016	—	3,212	1,027	922	659	—	129	5,949
Depreciation	—	351	67	123	76	—	18	635
Retirement of assets	—	(62)	(2)	(3)	(18)	—	(5)	(90)
Disposals	—	—	(11)	(1)	—	—	—	(12)
Change in foreign exchange rates	—	(67)	(1)	(4)	(4)	—	—	(76)
Transfers(2)	—	(3)	(8)	—	—	—	—	(11)
As at Dec. 31, 2017	—	3,431	1,072	1,037	713	—	142	6,395
Depreciation	—	306	79	123	125	—	16	649
Retirement of assets	—	(56)	(13)	(2)	(12)	—	—	(83)
Disposals	—	—	—	—	(1)	—	(4)	(5)
Change in foreign exchange rates	—	84	(3)	6	5	—	—	92
Transfers	—	—	(7)	(3)	—	—	—	(10)
As at Dec. 31, 2018	—	3,765	1,128	1,161	830	—	154	7,038

Carrying amount
As at Dec. 31, 2016	95	2,664	498	2,290	606	407	264	6,824
As at Dec. 31, 2017	95	2,457	910	2,191	602	95	228	6,578
As at Dec. 31, 2018	94	2,172	836	2,125	508	200	229	6,164
(1) Includes major spare parts and stand-by equipment available, but not in service, and spare parts used for routine, preventive or planned maintenance, and the Australian gas pipeline.
(2) In 2017, net transfers of $14 million relate to the transfer of gas equipment to finance lease receivables.
(3) During the second quarter of 2017, the Corporation reclassified approximately $13 million of capital spares and other assets to inventory.
(4) Includes $7 million related to the acquisition of Big Level.

Disclosure of detailed information about intangible assets	Estimated useful lives of intangible assets are as follows:

Software	2-7 years
Power sale contracts	5-20 years